Note 11 - Income Taxes (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended									12 Months Ended																12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Operating Loss Carryforwards Expiration Date One [Member] CNY	Dec. 31, 2014 Operating Loss Carryforwards Expiration Date Two [Member] CNY	Dec. 31, 2014 Operating Loss Carryforwards Expiration Date Three [Member] CNY	Dec. 31, 2014 Operating Loss Carryforwards Expiration Date Four [Member] CNY	Dec. 31, 2014 Operating Loss Carryforwards Expiration Date Five [Member] CNY	Dec. 31, 2012 Domestic Tax Authority [Member] Shenzen PRC Subsidiaries [Member]	Dec. 31, 2011 Domestic Tax Authority [Member] Shenzen PRC Subsidiaries [Member]	Dec. 31, 2010 Domestic Tax Authority [Member] Shenzen PRC Subsidiaries [Member]	Dec. 31, 2009 Domestic Tax Authority [Member] Shenzen PRC Subsidiaries [Member]	Dec. 31, 2008 Domestic Tax Authority [Member] Shenzen PRC Subsidiaries [Member]	Dec. 31, 2007 Domestic Tax Authority [Member] Shenzen PRC Subsidiaries [Member]	Dec. 31, 2014 Domestic Tax Authority [Member] Litian Zuoyue Software Beijing Co. Limited [Member]	Dec. 31, 2013 Domestic Tax Authority [Member] Litian Zuoyue Software Beijing Co. Limited [Member]	Dec. 31, 2012 Domestic Tax Authority [Member] Litian Zuoyue Software Beijing Co. Limited [Member] CNY	Dec. 31, 2014 Domestic Tax Authority [Member] CN Software [Member]	Dec. 31, 2013 Domestic Tax Authority [Member] CN Software [Member] CNY	Dec. 31, 2012 Domestic Tax Authority [Member] CN Software [Member] CNY	Dec. 31, 2014 Domestic Tax Authority [Member] Ying SiKang Information Technology Shenzhen Co Ltd [Member] CNY	Dec. 31, 2014 Domestic Tax Authority [Member] CNY	Dec. 31, 2008 Domestic Tax Authority [Member]	Dec. 31, 2013 Domestic Tax Authority [Member] CNY	Dec. 31, 2014 HONG KONG	Dec. 31, 2013 HONG KONG	Dec. 31, 2012 HONG KONG
Note 11 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%	25.00%	25.00%																			25.00%	25.00%		16.50%	16.50%	16.50%
Income Taxes Preferential Tax Rate										25.00%	24.00%	22.00%	20.00%	18.00%	15.00%	12.50%	12.50%	12.50%	12.50%
Income Tax Holiday Tax Exemption Period																							2 years
Income Tax Reduction Percentage Following Exemption Period																							50.00%
Income Tax Reduction Period																							3 years
Income Tax Expense (Benefit) (in Yuan Renminbi)	$ 3,915	24,289	27,158	50,373														0		0	0	0
Income Tax, Statute of Limitations Period for Under Payment of Income Taxes Due to Computational Errors																							3 years
Income Tax, Statute of Limitations Period Under Special Circumstances																							5 years
Underpayment of Income Tax Liability, Sepcial Circumstance Threshold (in Yuan Renminbi)																							100
Income Tax, Statute of Limitations Period for Transfer Pricing Related Adjustment																							10 years
Operating Loss Carryforwards (in Yuan Renminbi)					10,086	30,860	32,400	40,546	52,665														166,557		164,108
Operating Loss Carryforwards Expiration Period			5 years
Income Tax Holiday, Aggregate Dollar Amount (in Yuan Renminbi)		17,054	19,364	26,784
Income Tax Holiday, Income Tax Benefits Per Share (in Yuan Renminbi per share)		0.02
Withholding Tax Rate on Dividend Distributed by Foreign Investment Entities	10.00%	10.00%
Lower Withholding Tax Rate on Dividend Distributed by Foreign Investment Entities Minimum Percentage of Equity Interest	25.00%	25.00%
Lower Withholding Tax Rate on Dividend Distributed by Foreign Investment Entities	5.00%	5.00%
Undistributed Earnings of Domestic Subsidiaries (in Yuan Renminbi)		1,967,287	1,882,224
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Domestic Subsidiaries (in Yuan Renminbi)		196,729	188,222
Deferred Tax Liability Recognition for Interest in Subsidiaries Percentage	50.00%	50.00%